245 Summer Street

Fidelity® Investments

Boston, MA 02210

June 30, 2026

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:

Fidelity Salem Street Trust (the trust): File Nos. 002-41839 and 811-02105
Fidelity Flex Mid Cap Focused Index Fund
Fidelity Flex Mid Cap Index Fund
Fidelity Flex Small Cap Focused Index Fund
Fidelity Flex Small Cap Index Fund
Fidelity Large Cap Growth Index Fund
Fidelity Large Cap Value Index Fund
Fidelity Mid Cap Index Fund
Fidelity Series Large Cap Growth Index Fund
Fidelity Small Cap Index Fund
(the fund(s))

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus(es) and Statement(s) of Additional Information with respect to the above referenced fund(s) do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/Nicole Macarchuk

Nicole Macarchuk

Secretary of the Trust